18. LEASES (Details 3) $ in Millions	Dec. 31, 2019 USD ($)
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 29
Less than three months
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
Three months to one year
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	4
One to two years
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	4
Two to three years
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Three to four years
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
Four to five years
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
More than five years
DisclosureOfLeaseLiabilitiesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 16